Cash and cash equivalents (Details) - DKK (kr) kr in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Cash and cash equivalents
Cash and cash equivalents	kr 1,081,060	kr 860,635	[1]	kr 588,718		kr 323,330
DKK
Cash and cash equivalents
Cash and cash equivalents	732,405	343,585
USD
Cash and cash equivalents
Cash and cash equivalents	306,748	96,526
EUR
Cash and cash equivalents
Cash and cash equivalents	kr 41,907	kr 420,524

[1]	See note 1 to the consolidated financial statements.